INTANGIBLES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES

NOTE 5 - INTANGIBLES

Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No impairment charges were recorded for the 3 months ended March 31, 2023 and the year ended December 31, 2022.

Amortization of capitalized patent costs associated with the application and award of patents in the U.S. and various other countries are capitalized and amortized on a straight-line basis over the term of the patents as determined at the award date, which varies depending on the pendency period of the application, generally approximating twenty years.

	Estimated Life (years)	March 31, 2023	December 31, 2022
Capitalized patent costs	20	$83,890	$79,179
Accumulated amortization		(4,158)	3,644

Intangible assets, net		$79,732	$75,535

NOTE 5 - INTANGIBLES

Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No impairment charges were recorded for the years ended December 31, 2022 and 2021.

Amortization of capitalized patent costs associated with the application and award of patents in the U.S. and various other countries are capitalized and amortized on a straight-line basis over the term of the patents as determined at the award date, which varies depending on the pendency period of the application, generally approximating seventeen years. The current patent application is still in process, and is therefore not yet amortized.

	Estimated Remaining Life (years)	December 31, 2022	December 31, 2021
Capitalized patent costs	18	$79,179	$46,932
Accumulated amortization		3,644	—
Intangible assets, net		$75,535	$46,932